Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	OBOOK Holdings Inc.
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0002025416
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity File Number	001-42858
Entity Address, Address Line One	9F., No. 28
Entity Address, Address Line Two	Wencheng Rd.
Entity Address, Address Line Three	Beitou Dist.
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	112
Entity Incorporation, State or Country Code	E9
Title of 12(b) Security	Class A Common Shares
Trading Symbol	OWLS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG
Auditor Firm ID	1026
Auditor Location	Taipei, Taiwan
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	37,883,816
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,508,000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	9F., No. 28
Entity Address, Address Line Two	Wencheng Rd.
Entity Address, Address Line Three	Beitou Dist.
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	112
Contact Personnel Name	Winnie Lin
Country Region	886
City Area Code	2
Local Phone Number	6610-0180
Phone Fax Number Description	+886-2-6610-0184